Statement of Cash Flow (USD $)	1 Months Ended
May 31, 2014
OPERATING ACTIVITIES
Net Loss	$ (22,689)
Adjustments to reconcile Net Income to net cash provided by (used for) operations:
Stock-based compensation	2,000
Accounts Payable	689
Net cash used by Operating Activities	(20,000)
INVESTING ACTIVITIES
Net cash flows used investing activities
FINANCING ACTIVITIES
Advances from shareholders	20,000
Net cash provided by Financing Activities	20,000
Net cash increase (decrease) for period
Cash, at the beginning
Cash, at end
Supplemental disclosure of non-cash investing and financing activities:
Issuance of common stock issued for service	2,000
Supplemental cash flow information:
Cash paid of interest
Cash paid for income taxes